GOODWILL INTANGIBLE ASSETS AND INVESTMENTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
CONTRACT ASSETS
Schedule of Estimated Fair value of assets acquired
Goodwill	$6,785,416
Tangible assets	4,787,928
Intangible asset – tradename/trademarks (10-year life)	3,008,100
Intangible asset – IP/technology (7-year life)	438,000
Intangible asset – non-competes (3-year life)	123,200
Total liabilities	(7,571,036)
Non-controlling interest	(1,506,750)
Total consideration paid for 80.1% interest	$6,064,858

Goodwill	$6,785,416
Tangible assets	4,787,928
Intangible asset – tradename/trademarks (10-year life)	3,008,100
Intangible asset – IP/technology (7-year life)	438,000
Intangible asset – non-competes (3-year life)	123,200
Total liabilities	(7,571,036)
Non-controlling interest	(1,506,750)
Total consideration paid for 80.1% interest	$6,064,858

Schedule of Proforma Information
	Three months Ended June 30,
	2023	2022
Revenue, net	$8,149,480	$5,333,803
Net loss	$(1,339,901)	$(3,348,902)

Schedule of goodwill
	Boston Solar	Box Pure Air	Total
Balances at December 31, 2022:	$6,785,416	$414,151	$7,199,567
Aggregate goodwill acquired	-	-	-
Impairment losses	-	-	-
Balances at June 30, 2023	$6,785,416	$414,151	$7,199,567

	Boston Solar	Direct Solar America	Box Pure Air	EnergyWyze	Total
Balances at December 31, 2021:	$-	$1,212,969	$414,151	$75,000	$1,702,119
Aggregate goodwill acquired	6,785,416	-	-	-	6,785,416
Impairment losses	-	(1,212,969)	-	(75,000)	(1,287,969)
Balances at December 31, 2022:	$6,785,416	$-	$414,151	$-	$7,199,567

Company's intangible assets (excluding goodwill)
	IP/ Technology	Tradename Trademarks	Non- Competes	Total
Balances at December 31, 2022:	$394,984	$2,801,290	$94,968	$3,291,242
Intangibles acquired	-	-	-	-
Less: Amortization	31,284	150,408	20,532	202,224
Balances at June 30, 2023	$363,700	$2,650,882	$74,436	$3,089,018

	IP/ Technology	Tradename Trademarks	Non- Competes	Other	Total
Balances at December 31, 2021:	$-	$-	$-	$34,485	$34,485
Intangibles acquired	438,000	3,008,100	123,200	-	3,569,300
Less: Amortization	43,016	206,810	28,232	34,485	312,543
Balances at December 31, 2022	$394,984	$2,801,290	$94,968	$-	$3,291,242

Schedule of Maturity of estimated amortization expense
Year Ending
December 31,
2023 (Remainder)	$202,224
2024	404,448
2025	376,224
2026	363,384
2027	363,384
Thereafter	1,379,354
Total	$3,089,018